Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value
10. Fair Value
When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company’s ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.
Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.
Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

	December 31, 2014
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$99,012	$6,942	$105,954
Foreign corporate	—	55,185	6,490	61,675
U.S. Treasury and agency	36,879	24,637	—	61,516
Foreign government	—	51,355	1,311	52,666
RMBS	—	35,463	4,383	39,846
State and political subdivision	—	15,187	—	15,187
CMBS	—	13,567	765	14,332
ABS	—	12,005	2,244	14,249
Total fixed maturity securities	36,879	306,411	22,135	365,425
Equity securities:
Common stock	1,558	863	95	2,516
Non-redeemable preferred stock	—	865	250	1,115
Total equity securities	1,558	1,728	345	3,631
FVO and trading securities:
Actively Traded Securities	22	627	5	654
FVO general account securities	552	57	95	704
FVO contractholder-directed unit-linked investments	11,064	3,797	455	15,316
FVO securities held by CSEs	—	3	12	15
Total FVO and trading securities	11,638	4,484	567	16,689
Short-term investments (1)	2,104	5,223	336	7,663
Mortgage loans:
Residential mortgage loans — FVO	—	—	308	308
Commercial mortgage loans held by CSEs — FVO	—	280	—	280
Total mortgage loans	—	280	308	588
Other invested assets:
Other investments	203	61	—	264
Derivative assets: (2)
Interest rate	4	8,988	63	9,055
Foreign currency exchange rate	2	2,472	25	2,499
Credit	—	175	14	189
Equity market	65	1,287	357	1,709
Total derivative assets	71	12,922	459	13,452
Total other invested assets	274	12,983	459	13,716
Net embedded derivatives within asset host contracts (3)	—	—	377	377
Separate account assets (4)	83,533	231,539	1,922	316,994
Total assets	$135,986	$562,648	$26,449	$725,083
Liabilities
Derivative liabilities: (2)
Interest rate	$9	$2,347	$—	$2,356
Foreign currency exchange rate	—	2,755	93	2,848
Credit	—	38	2	40
Equity market	2	1,112	664	1,778
Total derivative liabilities	11	6,252	759	7,022
Net embedded derivatives within liability host contracts (3)	—	7	(53)	(46)
Long-term debt of CSEs — FVO	—	138	13	151
Trading liabilities (5)	215	24	—	239
Total liabilities	$226	$6,421	$719	$7,366

	December 31, 2013
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$99,321	$7,148	$106,469
Foreign corporate	—	56,448	6,704	63,152
U.S. Treasury and agency	25,061	20,000	62	45,123
Foreign government	—	52,202	2,235	54,437
RMBS	—	32,098	2,957	35,055
State and political subdivision	—	13,820	10	13,830
CMBS	—	15,578	972	16,550
ABS	—	11,361	4,210	15,571
Total fixed maturity securities	25,061	300,828	24,298	350,187
Equity securities:
Common stock	1,186	990	177	2,353
Non-redeemable preferred stock	—	654	395	1,049
Total equity securities	1,186	1,644	572	3,402
FVO and trading securities:
Actively Traded Securities	2	648	12	662
FVO general account securities	518	80	29	627
FVO contractholder-directed unit-linked investments	10,702	4,806	603	16,111
FVO securities held by CSEs	—	23	—	23
Total FVO and trading securities	11,222	5,557	644	17,423
Short-term investments (1)	5,915	6,943	254	13,112
Mortgage loans:
Residential mortgage loans — FVO	—	—	338	338
Commercial mortgage loans held by CSEs — FVO	—	1,598	—	1,598
Total mortgage loans	—	1,598	338	1,936
Other invested assets:
Other investments	188	71	—	259
Derivative assets: (2)
Interest rate	10	5,557	27	5,594
Foreign currency exchange rate	1	1,280	28	1,309
Credit	—	144	29	173
Equity market	1	1,233	285	1,519
Total derivative assets	12	8,214	369	8,595
Total other invested assets	200	8,285	369	8,854
Net embedded derivatives within asset host contracts (3)	—	—	285	285
Separate account assets (4)	89,960	225,776	1,465	317,201
Total assets	$133,544	$550,631	$28,225	$712,400
Liabilities
Derivative liabilities: (2)
Interest rate	$9	$2,568	$14	$2,591
Foreign currency exchange rate	1	1,971	39	2,011
Credit	—	52	—	52
Equity market	43	1,222	602	1,867
Total derivative liabilities	53	5,813	655	6,521
Net embedded derivatives within liability host contracts (3)	—	4	(973)	(969)
Long-term debt of CSEs — FVO	—	1,427	28	1,455
Trading liabilities (5)	260	2	—	262
Total liabilities	$313	$7,246	$(290)	$7,269
______________

(1)
Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)
Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)
Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs, future policy benefits and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($217) million and ($145) million, respectively.

(4)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)	Trading liabilities are presented within other liabilities on the consolidated balance sheets.
The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.
Investments
Valuation Controls and Procedures
On behalf of the Company’s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.’s Board of Directors regarding compliance with fair value accounting standards.
The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management’s knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as “consensus pricing,” represent a reasonable estimate of fair value by considering such pricing relative to the Company’s knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 12% of the total estimated fair value of Level 3 fixed maturity securities.
The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management’s best estimate is used.
Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs — FVO and Trading Liabilities
When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company’s securities holdings and valuation of these securities does not involve management’s judgment.
When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management’s judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.
The estimated fair value of investments in certain separate accounts included in FVO contractholder-directed unit-linked investments, FVO securities held by CSEs, other investments, long-term debt of CSEs — FVO and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.
The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument		Level 2 Observable Inputs	Level 3 Unobservable Inputs
Fixed Maturity Securities
U.S. corporate and foreign corporate securities
	Valuation Techniques: Principally the market and income approaches.		Valuation Techniques: Principally the market approach.
	Key Inputs:		Key Inputs:
	•	quoted prices in markets that are not active	•	illiquidity premium
	•	benchmark yields	•	delta spread adjustments to reflect specific credit-related issues
	•	spreads off benchmark yields	•	credit spreads
	•	new issuances	•	quoted prices in markets that are not active for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2
	•	issuer rating
	•	duration	•	independent non-binding broker quotations
	•	trades of identical or comparable securities
	•	Privately-placed securities are valued using the additional key inputs:
• market yield curve
• call provisions
• observable prices and spreads for similar publicly traded or privately traded securities that incorporate the credit quality and industry sector of the issuer
• delta spread adjustments to reflect specific credit-related issues
Foreign government, U.S. Treasury and agency and state and political subdivision securities
	Valuation Techniques: Principally the market approach.		Valuation Techniques: Principally the market approach.
	Key Inputs:		Key Inputs:
	•	quoted prices in markets that are not active	•	independent non-binding broker quotations
	•	benchmark U.S. Treasury yield or other yields	•	quoted prices in markets that are not active for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2
	•	the spread off the U.S. Treasury yield curve for the identical security
	•	issuer ratings and issuer spreads	•	credit spreads
	•	broker-dealer quotes
	•	comparable securities that are actively traded
	•	reported trades of similar securities, including those that are actively traded, and those within the same sub-sector or with a similar maturity or credit rating
Structured securities comprised of RMBS, CMBS and ABS
	Valuation Techniques: Principally the market and income approaches.		Valuation Techniques: Principally the market and income approaches.
	Key Inputs:		Key Inputs:
	•	quoted prices in markets that are not active	•	credit spreads
	•	spreads for actively traded securities	•	quoted prices in markets that are not active for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2
	•	spreads off benchmark yields
	•	expected prepayment speeds and volumes	•	independent non-binding broker quotations
	•	current and forecasted loss severity
	•	ratings
	•	weighted average coupon and weighted average maturity
	•	average delinquency rates
	•	geographic region
	•	debt-service coverage ratios
	•	issuance-specific information, including, but not limited to:
• collateral type
• payment terms of the underlying assets
• payment priority within the tranche
• structure of the security
• deal performance
• vintage of loans

Instrument	Level 2	Level 3
Equity Securities
Common and non-redeemable preferred stock
	Valuation Techniques: Principally the market approach.	Valuation Techniques: Principally the market and income approaches.
	Key Input:	Key Inputs:
	• quoted prices in markets that are not considered active	•	credit ratings
		•	issuance structures
		•	quoted prices in markets that are not active for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2
		•	independent non-binding broker quotations
FVO and trading securities, Short-term investments, and Other invested assets
•
FVO and trading securities, short-term investments and other investments are of a similar nature and class to the fixed maturity and equity securities described above; accordingly, the valuation techniques and observable inputs used in their valuation are also similar to those described above.
•
FVO and trading securities and short-term investments are of a similar nature and class to the fixed maturity and equity securities described above; accordingly, the valuation techniques and unobservable inputs used in their valuation are also similar to those described above.

•
Contractholder-directed unit-linked investments reported within FVO and trading securities include mutual fund interests without readily determinable fair values given prices are not published publicly. Valuation of these mutual funds is based upon quoted prices or reported NAV provided by the fund managers, which were based on observable inputs.

Mortgage Loans — FVO
Commercial mortgage loans held by CSEs — FVO
	Valuation Techniques: Principally the market approach.	•	N/A
Key Input:
• quoted securitization market price of the obligations of the CSEs determined principally by independent pricing services using observable inputs

Residential mortgage loans — FVO
	• N/A	Valuation Techniques: Principally the market approach, including matrix pricing or other similar techniques.
Key Inputs: Inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data
Separate Account Assets (1)
Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
Key Input:
	• quoted prices or reported NAV provided by the fund managers	•	N/A
Other limited partnership interests
	• N/A	Valuation Techniques: Valued giving consideration to the underlying holdings of the partnerships and by applying a premium or discount, if appropriate.
Key Inputs:
		•	liquidity
		•	bid/ask spreads
		•	the performance record of the fund manager
		•	other relevant variables that may impact the exit value of the particular partnership interest
______________

(1)
Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under “— Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs — FVO and Trading Liabilities” and “— Derivatives — Freestanding Derivatives Valuation Techniques and Key Inputs.”

Derivatives
The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in “— Investments.”
The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.
Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company’s derivatives and could materially affect net income.
The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company’s ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.
Freestanding Derivatives Valuation Techniques and Key Inputs
Level 2
This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.
Level 3
These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.
Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

Instrument		Interest Rate		Foreign Currency Exchange Rate		Credit		Equity market
Inputs common to Level 2 and Level 3 by instrument type	•	swap yield curve	•	swap yield curve	•	swap yield curve	•	swap yield curve
	•	basis curves	•	basis curves	•	credit curves	•	spot equity index levels
	•	interest rate volatility (2)	•	currency spot rates	•	recovery rates	•	dividend yield curves
			•	cross currency basis curves			•	equity volatility
			•	currency volatility (2)
Level 3	•	swap yield curve (1)	•	swap yield curve (1)	•	swap yield curve (1)	•	dividend yield curves (1)
	•	basis curves (1)	•	basis curves (1)	•	credit curves (1)	•	equity volatility (1)
	•	interest rate volatility (1), (2)	•	cross currency basis curves (1)	•	credit spreads	•	correlation between model inputs (2)
			•	currency correlation	•	repurchase rates
			•	currency volatility (2)	•	independent non-binding broker quotations
______________

(1)	Extrapolation beyond the observable limits of the curve(s).

(2)	Option-based only.
Embedded Derivatives
Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and equity or bond indexed crediting rates within certain funding agreements and annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.
The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs and future policy benefits on the consolidated balance sheets.
The Company’s actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.
Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.
The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.’s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.
Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.
The Company ceded the risk associated with certain of the GMIBs previously described. These reinsurance agreements contain embedded derivatives which are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses) or policyholder benefits and claims depending on the statement of operations classification of the direct risk. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.
The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in “— Investments — Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs — FVO and Trading Liabilities.” The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.
The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company’s credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.
The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.
The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company’s actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.
Embedded Derivatives Within Asset and Liability Host Contracts
Level 3 Valuation Techniques and Key Inputs:
Direct and assumed guaranteed minimum benefits
These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.
Reinsurance ceded on certain guaranteed minimum benefits
These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in “— Direct and assumed guaranteed minimum benefits” and also include counterparty credit spreads.
Transfers between Levels
Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.
Transfers between Levels 1 and 2:
For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were $160 million and $101 million, respectively.
Transfers into or out of Level 3:
Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.
Transfers into Level 3 for fixed maturity securities, FVO and trading securities, and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.
Transfers out of Level 3 for fixed maturity securities, equity securities, FVO and trading securities and separate account assets resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2014				December 31, 2013				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(40)	-	240	46	(10)	-	240	46	Decrease
	•	Market pricing	•	Quoted prices (5)	—	-	750	151	—	-	277	119	Increase
	•	Consensus pricing	•	Offered quotes (5)	31	-	126	99	33	-	145	95	Increase
Foreign government	•	Market pricing	•	Quoted prices (5)	92	-	189	106	64	-	156	100	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	22	-	120	97	10	-	109	98	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	1	-	118	93	69	-	101	93	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	15	-	110	100	—	-	110	101	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	56	-	106	102	56	-	106	98	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	278	-	297		248	-	450		Increase (12)
Foreign currency exchange rate	•	Present value techniques	•	Swap yield (7)	62	-	2,430		97	-	767		Increase (12)
			•	Correlation (8)	40%	-	55%		38%	-	47%
Credit	•	Present value techniques	•	Credit spreads (9)	98	-	100		98	-	101		Decrease (9)
	•	Consensus pricing	•	Offered quotes (10)
Equity market	•	Present value techniques or option pricing models	•	Volatility (11)	15%	-	27%		13%	-	28%		Increase (12)
			•	Correlation (8)	70%		70%		60%	-	60%
Embedded derivatives
Direct and assumed guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.28%		0%	-	0.14%		Decrease (13)
				Ages 41 - 60	0.04%	-	0.88%		0.04%	-	0.88%		Decrease (13)
				Ages 61 - 115	0.26%	-	100%		0.26%	-	100%		Decrease (13)
			•	Lapse rates:
				Durations 1 - 10	0.50%	-	100%		0.50%	-	100%		Decrease (14)
				Durations 11 - 20	2%	-	100%		2%	-	100%		Decrease (14)
				Durations 21 - 116	2%	-	100%		2%	-	100%		Decrease (14)
			•	Utilization rates	20%	-	50%		20%	-	50%		Increase (15)
			•	Withdrawal rates	0%	-	20%		0%	-	40%		(16)
			•	Long-term equity volatilities	7.30%	-	33%		9.14%	-	40%		Increase (17)
			•	Nonperformance risk spread	(0.35)%	-	0.81%		(1.08)%	-	0.83%		Decrease (18)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)	The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes are based on liability positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)	At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(13)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans — FVO and long-term debt of CSEs — FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in “— Nonrecurring Fair Value Measurements.”
The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	U.S. Corporate	Foreign Corporate	U.S. Treasury and Agency	Foreign Government	RMBS	State and Political Subdivision	CMBS	ABS
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$7,148	$6,704	$62	$2,235	$2,957	$10	$972	$4,210
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	10	17	—	111	48	—	2	6
Net investment gains (losses)	(6)	(8)	—	(50)	8	—	(12)	(38)
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
OCI	358	(5)	—	(110)	81	—	(46)	34
Purchases (3)	1,490	1,438	—	363	1,884	—	269	1,551
Sales (3)	(1,083)	(725)	—	(273)	(612)	—	(236)	(1,168)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	260	266	—	253	46	—	58	45
Transfers out of Level 3 (4)	(1,235)	(1,197)	(62)	(1,218)	(29)	(10)	(242)	(2,396)
Balance at December 31,	$6,942	$6,490	$—	$1,311	$4,383	$—	$765	$2,244
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$7	$15	$—	$12	$48	$—	$2	$2
Net investment gains (losses)	$(7)	$(2)	$—	$—	$(1)	$—	$(12)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities		FVO and Trading Securities					Mortgage Loans
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments	FVO Securities Held by CSEs	Short-term Investments	Residential Mortgage Loans - FVO	Mortgage Loans Held- for-sale
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$177	$395	$12	$29	$603	—	$254	$338	$—
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	6	2	—	3	20	—
Net investment gains (losses)	13	4	—	—	—	—	(2)	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
OCI	(83)	3	—	—	—	—	—	—	—
Purchases (3)	30	—	5	—	297	—	335	124	—
Sales (3)	(43)	(58)	(7)	(9)	(467)	(1)	(236)	(120)	—
Issuances (3)	—	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	(54)	—
Transfers into Level 3 (4)	1	6	—	69	65	13	—	—	—
Transfers out of Level 3 (4)	—	(100)	(5)	—	(45)	—	(18)	—	—
Balance at December 31,	$95	$250	$5	$95	$455	$12	$336	$308	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$6	$(13)	—	$1	$20	$—
Net investment gains (losses)	$(2)	$(3)	$—	$—	$—	—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives (6)
	Interest Rate	Foreign Currency Exchange Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)	Long-term Debt of CSEs - FVO	MSRs (9)	Liability Related to Securitized Reverse Mortgage Loans (9)
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$13	$(11)	$29	$(317)	$1,258	$1,465	$(28)	$—	$—
Total realized/unrealized gains(losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	103	(1)	—	—
Net derivative gains (losses)	14	(76)	(13)	(12)	(260)	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	4	87	—	—	—	—
OCI	95	3	—	3	191	—	—	—	—
Purchases (3)	—	—	—	7	—	657	—	—	—
Sales (3)	—	—	—	—	—	(459)	—	—	—
Issuances (3)	—	—	(4)	—	—	81	—	—	—
Settlements (3)	(59)	16	—	8	(846)	(28)	16	—	—
Transfers into Level 3 (4)	—	—	—	—	—	147	—	—	—
Transfers out of Level 3 (4)	—	—	—	—	—	(44)	—	—	—
Balance at December 31,	$63	$(68)	$12	$(307)	$430	$1,922	$(13)	$—	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$(1)	$—	$—
Net derivative gains (losses)	$—	$(59)	$(1)	$(11)	$(260)	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$4	$87	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	U.S. Corporate	Foreign Corporate	U.S Treasury and Agency	Foreign Government	RMBS	State and Political Subdivision	CMBS	ABS
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$7,433	$6,208	$71	$1,814	$2,037	$54	$1,147	$3,656
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	10	9	—	9	31	—	5	8
Net investment gains (losses)	(31)	(33)	—	8	(3)	—	(14)	5
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
OCI	(94)	(75)	(3)	(84)	155	(1)	(45)	(70)
Purchases (3)	1,555	1,972	—	734	1,155	—	546	1,870
Sales (3)	(1,178)	(999)	(6)	(128)	(399)	(7)	(450)	(814)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	1,092	310	—	81	56	—	114	33
Transfers out of Level 3 (4)	(1,639)	(688)	—	(199)	(75)	(36)	(331)	(478)
Balance at December 31,	$7,148	$6,704	$62	$2,235	$2,957	$10	$972	$4,210
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$8	$8	$—	$9	$36	$—	$3	$1
Net investment gains (losses)	$(39)	$(3)	$—	$—	$(3)	$—	$(12)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities		FVO and Trading Securities					Mortgage Loans
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments	FVO Securities held by CSEs	Short-term Investments	Residential Mortgage Loans - FVO	Mortgage Loans Held- for-sale
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$190	$419	$6	$32	$937	$—	$429	$—	$49
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	6	(8)	—	3	1	—
Net investment gains (losses)	26	(32)	—	6	—	—	(23)	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
OCI	—	100	—	—	—	—	17	—	—
Purchases (3)	9	21	9	—	340	—	256	339	—
Sales (3)	(45)	(113)	—	(30)	(608)	—	(427)	(2)	(45)
Issuances (3)	—	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—	(4)
Transfers into Level 3 (4)	1	—	—	15	235	—	—	—	—
Transfers out of Level 3 (4)	(4)	—	(3)	—	(293)	—	(1)	—	—
Balance at December 31,	$177	$395	$12	$29	$603	$—	$254	$338	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$5	$(1)	$—	$2	$1	$—
Net investment gains (losses)	$(3)	$(20)	$—	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives (6)
	Interest Rate	Foreign Currency Exchange Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)	Long-term Debt of CSEs - FVO	MSRs (9)	Liability Related to Securitized Reverse Mortgage Loans (9)
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$177	$37	$43	$128	$(3,162)	$1,205	$(44)	$—	$—
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	35	(2)	—	—
Net derivative gains (losses)	(16)	(49)	(12)	(479)	5,041	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	19	(139)	—	—	—	—
OCI	(102)	(1)	—	—	300	—	—	—	—
Purchases (3)	—	—	—	14	—	294	—	—	—
Sales (3)	—	—	—	—	—	(319)	—	—	—
Issuances (3)	—	—	(1)	—	—	72	—	—	—
Settlements (3)	(31)	2	(1)	1	(782)	—	18	—	—
Transfers into Level 3 (4)	—	—	—	—	—	240	—	—	—
Transfers out of Level 3 (4)	(15)	—	—	—	—	(62)	—	—	—
Balance at December 31,	$13	$(11)	$29	$(317)	$1,258	$1,465	$(28)	$—	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$(8)	$(46)	$(10)	$(463)	$5,022	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$19	$(135)	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	U.S. Corporate	Foreign Corporate	U.S. Treasury and Agency	Foreign Government	RMBS	State and Political Subdivision	CMBS	ABS
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$6,784	$4,370	$31	$2,322	$1,602	$53	$753	$1,850
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	14	20	—	14	27	—	8	18
Net investment gains (losses)	4	(78)	—	(3)	(7)	—	(42)	2
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
OCI	328	294	—	45	275	3	(4)	(2)
Purchases (3)	1,718	2,654	48	431	952	5	682	2,007
Sales (3)	(1,207)	(855)	(8)	(673)	(704)	(7)	(397)	(177)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	661	186	—	28	161	—	177	6
Transfers out of Level 3 (4)	(869)	(383)	—	(350)	(269)	—	(30)	(48)
Balance at December 31,	$7,433	$6,208	$71	$1,814	$2,037	$54	$1,147	$3,656
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$12	$19	$—	$16	$27	$—	$2	$18
Net investment gains (losses)	$(4)	$(30)	$—	$—	$(4)	$—	$(1)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities		FVO and Trading Securities					Mortgage Loans
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments	FVO Securities held by CSEs	Short-term Investments	Residential Mortgage Loans - FVO	Mortgage Loans Held- for-sale
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$281	$438	$—	$23	$1,386	$—	$590	$—	$1,414
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	18	25	—	2	—	—
Net investment gains (losses)	(1)	2	—	—	—	—	—	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	(35)
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
OCI	13	40	—	—	—	—	(26)	—	—
Purchases (3)	99	5	6	—	604	—	425	—	1
Sales (3)	(140)	(66)	—	(9)	(1,040)	—	(559)	—	(1,348)
Issuances (3)	—	—	—	—	—	—	—	—	7
Settlements (3)	—	—	—	—	—	—	—	—	(43)
Transfers into Level 3 (4)	3	—	—	—	—	—	5	—	56
Transfers out of Level 3 (4)	(65)	—	—	—	(38)	—	(8)	—	(3)
Balance at December 31,	$190	$419	$6	$32	$937	$—	$429	$—	$49
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$14	$25	$—	$1	$—	$—
Net investment gains (losses)	$(11)	$—	$—	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$(29)
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives (6)
	Interest Rate	Foreign Currency Exchange Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)	Long-term Debt of CSEs - FVO	MSRs (9)	Liability Related to Securitized Reverse Mortgage Loans (9)
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$300	$44	$1	$889	$(4,203)	$1,325	$(116)	$666	$(1,175)
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	99	(7)	—	—
Net derivative gains (losses)	15	10	48	(606)	1,305	—	—	—	—
Other revenues	(67)	—	—	—	—	—	—	(83)	1
Policyholder benefits and claims	—	—	—	29	75	—	—	—	—
OCI	—	—	—	(3)	259	—	—	—	—
Purchases (3)	—	—	—	19	—	244	—	—	—
Sales (3)	—	—	—	—	—	(443)	—	(485)	1,149
Issuances (3)	—	—	(3)	(44)	—	2	—	43	—
Settlements (3)	(71)	(17)	(3)	(156)	(598)	(1)	79	(141)	23
Transfers into Level 3 (4)	—	—	—	—	—	24	—	—	—
Transfers out of Level 3 (4)	—	—	—	—	—	(45)	—	—	2
Balance at December 31,	$177	$37	$43	$128	$(3,162)	$1,205	$(44)	$—	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$(7)	$—	$—
Net derivative gains (losses)	$—	$(12)	$47	$(593)	$1,275	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$29	$78	$—	$—	$—	$—
______________

(1)
Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities and mortgage loans held-for-sale are included in net investment gains (losses), changes in estimated fair value of mortgage loans -FVO are included in net investment income, and changes in the estimated fair value of mortgage loans held-for-sale and MSRs are included in other revenues. Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)	Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)	Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(9)	See Note 3 for a discussion of the MetLife Bank Divestiture. Other revenues related to MSRs represent the changes in estimated fair value due to changes in valuation model inputs or assumptions.
Fair Value Option
The following table presents information for certain assets and liabilities accounted for under the FVO. These assets and liabilities were initially measured at fair value.

	Residential Mortgage Loans — FVO		Certain Assets and Liabilities of CSEs (1)
	December 31,		December 31,
	2014	2013	2014	2013
	(In millions)
Assets
Unpaid principal balance	$436	$508	$223	$1,528
Difference between estimated fair value and unpaid principal balance	(128)	(170)	57	70
Carrying value at estimated fair value	$308	$338	$280	$1,598
Loans in non-accrual status	$125	$—	$—	$—
Liabilities
Contractual principal balance			$159	$1,445
Difference between estimated fair value and contractual principal balance			(8)	10
Carrying value at estimated fair value			$151	$1,455
______________

(1)
These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs — FVO is recognized in net investment income. Interest expense from long-term debt of CSEs — FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	At December 31,			Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	Carrying Value After Measurement			Gains (Losses)
	(In millions)
Mortgage loans: (1)
Held-for-investment	$97	$211	$428	$2	$20	$(11)
Held-for-sale	$—	$3	$319	$—	$—	$(31)
Other limited partnership interests (2)	$147	$77	$54	$(76)	$(46)	$(33)
Goodwill (3)	$—	$—	$—	$—	$—	$(1,868)
Other assets (4)	$—	$—	$32	$—	$—	$(77)
______________

(1)
Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)
For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)	As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

(4)	As discussed in Note 5, in 2012, the Company recorded an impairment of VOCRA, which is included in other assets.
Fair Value of Financial Instruments Carried at Other Than Fair Value
The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the “— Recurring Fair Value Measurements” section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2014
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$59,530	$—	$—	$62,554	$62,554
Policy loans	$11,618	$—	$1,647	$12,287	$13,934
Real estate joint ventures	$67	$—	$—	$139	$139
Other limited partnership interests	$704	$—	$—	$906	$906
Other invested assets	$562	$172	$70	$320	$562
Premiums, reinsurance and other receivables	$3,070	$—	$713	$2,444	$3,157
Other assets	$251	$—	$175	$68	$243
Liabilities
PABs	$134,219	$—	$—	$139,359	$139,359
Long-term debt	$16,128	$—	$18,357	$—	$18,357
Collateral financing arrangements	$4,196	$—	$—	$3,961	$3,961
Junior subordinated debt securities	$3,193	$—	$4,173	$—	$4,173
Other liabilities	$2,544	$—	$1,223	$1,323	$2,546
Separate account liabilities	$116,665	$—	$116,665	$—	$116,665

	December 31, 2013
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$55,770	$—	$—	$57,924	$57,924
Policy loans	$11,764	$—	$1,694	$11,512	$13,206
Real estate joint ventures	$102	$—	$—	$169	$169
Other limited partnership interests	$950	$—	$—	$1,109	$1,109
Other invested assets	$844	$322	$163	$359	$844
Premiums, reinsurance and other receivables	$3,116	$—	$728	$2,382	$3,110
Other assets	$324	$—	$210	$142	$352
Liabilities
PABs	$139,735	$—	$—	$144,631	$144,631
Long-term debt	$17,170	$—	$18,564	$—	$18,564
Collateral financing arrangements	$4,196	$—	$—	$3,984	$3,984
Junior subordinated debt securities	$3,193	$—	$3,789	$—	$3,789
Other liabilities	$2,239	$—	$948	$1,292	$2,240
Separate account liabilities	$117,562	$—	$117,562	$—	$117,562
The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:
Mortgage Loans
The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.
Policy Loans
Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.
Real Estate Joint Ventures and Other Limited Partnership Interests
The estimated fair values of these cost method investments are generally based on the Company’s share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.
Other Invested Assets
These other invested assets are principally comprised of various interest-bearing assets held in foreign subsidiaries and certain amounts due under contractual indemnifications. For the various interest-bearing assets held in foreign subsidiaries, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.
Premiums, Reinsurance and Other Receivables
Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.
Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.
The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.
Other Assets
These other assets are principally comprised of a receivable for cash paid to an unaffiliated financial institution under the MetLife Reinsurance Company of Charleston (“MRC”) collateral financing arrangement described in Note 13. The estimated fair value of the receivable for the cash paid to the unaffiliated financial institution under the MRC collateral financing arrangement is determined by discounting the expected future cash flows using a discount rate that reflects the credit rating of the unaffiliated financial institution.
PABs
These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in “— Recurring Fair Value Measurements.”
The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.
Long-term Debt, Collateral Financing Arrangements and Junior Subordinated Debt Securities
The estimated fair values of long-term debt and junior subordinated debt securities are principally determined using market standard valuation methodologies. Capital leases, which are not required to be disclosed at estimated fair value, are excluded from the preceding tables.
Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.
Valuations of instruments classified as Level 3 are based primarily on discounted cash flow methodologies that utilize unobservable discount rates that can vary significantly based upon the specific terms of each individual arrangement. The determination of estimated fair values of collateral financing arrangements incorporates valuations obtained from the counterparties to the arrangements, as part of the collateral management process.
Other Liabilities
Other liabilities consist primarily of interest and dividends payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.
Separate Account Liabilities
Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.
Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.
Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section “— Recurring Fair Value Measurements,” the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.